Income Taxes - Summary of unrecognized deferred tax assets (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 75,475	$ 64,888
Research and development expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	26,046	24,924
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	38,615	31,725
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	225	242
Intellectual property and patent fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	3,054	2,952
Available deductions and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 7,535	$ 5,045